Principal Group subsidiaries and associated companies (Details) - 12 months ended Dec. 31, 2021
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	USD ($)	EUR (€)	CHF (SFr)	JPY (¥)	DZD (دج)	ARS ($)	AUD ($)	BDT (৳)	BRL (R$)	CAD ($)	CLP ($)	HKD ($)	COP ($)	HRK (kn)	CZK (Kč)	DKK (kr)	EGP (ج.م.)	HUF (Ft)	INR (₨)	IDR (Rp)	ILS (₪)	MYR (RM)	MXN ($)	MAD (د.م.)	NZD ($)	NOK (kr)	PKR (₨)	PEN (S/)	PHP (₱)	PLN (zł)	RON ( )	RUB (₽)	SAR (ر.س)	SGD ($)	ZAR (R)	KRW (₩)	SEK (kr)	TWD ($)	THB (฿)	TRY (₺)	UAH (₴)	AED (د.إ)	GBP (£)	VEF ( )	VND (₫)
Disclosure of subsidiaries [line items]
Principal group companies materiality of assets or sales to third parties	$ 25,000,000
Subsidiaries [member] | Societe par actions SANDOZ, Algiers [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Société par actions SANDOZ
Principal place of business of subsidiary	Algiers
Country of incorporation of subsidiary	Algeria
Share/paid-in capital | دج					دج 650.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Manufacturing Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Manufacturing Inc.
Principal place of business of subsidiary	Boucherville, Quebec
Country of incorporation of subsidiary	Canada
Share/paid-in capital										$ 65.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Argentina S.A., Buenos Aires [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Argentina S.A.
Principal place of business of subsidiary	Buenos Aires
Country of incorporation of subsidiary	Argentina
Share/paid-in capital						$ 906.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Australia Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Australia Pty Ltd
Principal place of business of subsidiary	Macquarie Park, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital							$ 2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Australia Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Australia Pty Ltd
Principal place of business of subsidiary	Macquarie Park, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital							3,800,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Pty Ltd
Principal place of business of subsidiary	Macquarie Park, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital							$ 11,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Austria GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Austria GmbH
Principal place of business of subsidiary	Vienna
Country of incorporation of subsidiary	Austria
Share/paid-in capital | €		€ 1,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma GmbH
Principal place of business of subsidiary	Vienna
Country of incorporation of subsidiary	Austria
Share/paid-in capital | €		1,100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz GmbH, Kundl [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz GmbH
Principal place of business of subsidiary	Kundl
Country of incorporation of subsidiary	Austria
Share/paid-in capital | €		32,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | EBEWE Pharma Ges.m.b.H Nfg. KG, Unterach am Attersee [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	EBEWE Pharma Ges.m.b.H Nfg. KG
Principal place of business of subsidiary	Unterach am Attersee
Country of incorporation of subsidiary	Austria
Share/paid-in capital | €		1,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Bangladesh) Limited, Gazipur [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Bangladesh) Limited
Principal place of business of subsidiary	Gazipur
Country of incorporation of subsidiary	Bangladesh
Share/paid-in capital | ৳								৳ 162.5
Proportion of ownership interest in subsidiary	60.00%
Proportion of voting rights held in subsidiary	60.00%
Subsidiaries [member] | Novartis Pharma NV, Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma NV
Principal place of business of subsidiary	Vilvoorde
Country of incorporation of subsidiary	Belgium
Share/paid-in capital | €		7,100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz NV, Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz NV
Principal place of business of subsidiary	Vilvoorde
Country of incorporation of subsidiary	Belgium
Share/paid-in capital | €		19,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon - Couvreur NV, Puurs [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon - Couvreur NV
Principal place of business of subsidiary	Puurs
Country of incorporation of subsidiary	Belgium
Share/paid-in capital | €		110,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Investment Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Investment Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital	$ 12,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Securities Investment Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Securities Investment Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | SFr			SFr 30,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finance Services Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finance Services Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | SFr			20,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Triangle International Reinsurance Limited, Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Triangle International Reinsurance Limited
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | SFr			1,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Trinity River Insurance Co Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Trinity River Insurance Co Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital	$ 370,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Biociencias S.A., Sao Paulo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Biociências S.A.
Principal place of business of subsidiary	São Paulo
Country of incorporation of subsidiary	Brazil
Share/paid-in capital | R$									R$ 507.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz do Brasil Industria Farmaceutica Ltda., Cambe, PR [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz do Brasil Indústria Farmacêutica Ltda.
Principal place of business of subsidiary	Cambé, PR
Country of incorporation of subsidiary	Brazil
Share/paid-in capital | R$									R$ 190.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Canada Inc., Dorval, Quebec [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Canada Inc.
Principal place of business of subsidiary	Dorval, Quebec
Country of incorporation of subsidiary	Canada
Share/paid-in capital										1,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Canada Inc., Boucherville, Quebec [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Canada Inc.
Principal place of business of subsidiary	Boucherville, Quebec
Country of incorporation of subsidiary	Canada
Share/paid-in capital										$ 80,800,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Chile S.A., Santiago de Chile [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Chile S.A.
Principal place of business of subsidiary	Santiago de Chile
Country of incorporation of subsidiary	Chile
Share/paid-in capital											$ 2.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Beijing Novartis Pharma Co., Ltd., Beijing [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Beijing Novartis Pharma Co., Ltd.
Principal place of business of subsidiary	Beijing
Country of incorporation of subsidiary	China
Share/paid-in capital	$ 30,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals (HK) Limited, Hong Kong [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals (HK) Limited
Principal place of business of subsidiary	Hong Kong
Country of incorporation of subsidiary	China
Share/paid-in capital												$ 200
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | China Novartis Institutes for BioMedical Research Co., Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	China Novartis Institutes for BioMedical Research Co., Ltd.
Principal place of business of subsidiary	Shanghai
Country of incorporation of subsidiary	China
Share/paid-in capital	$ 320,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Suzhou Novartis Technical Development Co., Ltd., Changshu [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Suzhou Novartis Technical Development Co., Ltd.
Principal place of business of subsidiary	Changshu
Country of incorporation of subsidiary	China
Share/paid-in capital	$ 12,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Shanghai Novartis Trading Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Shanghai Novartis Trading Ltd.
Principal place of business of subsidiary	Shanghai
Country of incorporation of subsidiary	China
Share/paid-in capital	$ 3,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz (China) Pharmaceutical Co., Ltd., Zhongshan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz (China) Pharmaceutical Co., Ltd.
Principal place of business of subsidiary	Zhongshan
Country of incorporation of subsidiary	China
Share/paid-in capital	$ 57,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis de Colombia S.A., Santafe de Bogota [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis de Colombia S.A.
Principal place of business of subsidiary	Santafé de Bogotá
Country of incorporation of subsidiary	Colombia
Share/paid-in capital													$ 7.9
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz d.o.o. farmaceutska industrija, Zagreb [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz d.o.o. farmaceutska industrija
Principal place of business of subsidiary	Zagreb
Country of incorporation of subsidiary	Croatia
Share/paid-in capital | kn														kn 25.6
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis s.r.o.
Principal place of business of subsidiary	Prague
Country of incorporation of subsidiary	Czech Republic
Share/paid-in capital | Kč															Kč 51.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz s.r.o.
Principal place of business of subsidiary	Prague
Country of incorporation of subsidiary	Czech Republic
Share/paid-in capital | Kč															Kč 44.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Healthcare A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare A/S
Principal place of business of subsidiary	Copenhagen
Country of incorporation of subsidiary	Denmark
Share/paid-in capital | kr																kr 14.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz A/S
Principal place of business of subsidiary	Copenhagen
Country of incorporation of subsidiary	Denmark
Share/paid-in capital | kr																kr 12.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Ecuador S.A., Quito [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Ecuador S.A.
Principal place of business of subsidiary	Quito
Country of incorporation of subsidiary	Ecuador
Share/paid-in capital	$ 4,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma S.A.E., Cairo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma S.A.E.
Principal place of business of subsidiary	Cairo
Country of incorporation of subsidiary	Egypt
Share/paid-in capital | ج.م.																	ج.م. 1,300,000,000
Proportion of ownership interest in subsidiary	99.96%
Proportion of voting rights held in subsidiary	99.96%
Subsidiaries [member] | Sandoz Egypt Pharma S.A.E., New Cairo City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Egypt Pharma S.A.E.
Principal place of business of subsidiary	New Cairo City
Country of incorporation of subsidiary	Egypt
Share/paid-in capital | ج.م.																	ج.م. 250,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finland Oy, Espoo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finland Oy
Principal place of business of subsidiary	Espoo
Country of incorporation of subsidiary	Finland
Share/paid-in capital | €		459,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Groupe France S.A., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Groupe France S.A.
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital | €		903,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma S.A.S., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma S.A.S.
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital | €		43,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications S.A., Saint Genis Pouilly [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications S.A.
Principal place of business of subsidiary	Saint-Genis-Pouilly
Country of incorporation of subsidiary	France
Share/paid-in capital | €		9,600,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | CELLforCURE, Les Ulis [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CELLforCURE
Principal place of business of subsidiary	Les Ulis
Country of incorporation of subsidiary	France
Share/paid-in capital | €		4,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz S.A.S., Levallois-Perret [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz S.A.S.
Principal place of business of subsidiary	Levallois-Perret
Country of incorporation of subsidiary	France
Share/paid-in capital | €		5,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Nuremberg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma GmbH
Principal place of business of subsidiary	Nuremberg
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €		25,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Produktions GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Produktions GmbH
Principal place of business of subsidiary	Wehr
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €		2,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz International GmbH, Holzkirchen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz International GmbH
Principal place of business of subsidiary	Holzkirchen
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €		100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | 1 A Pharma GmbH, Oberhaching [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	1 A Pharma GmbH
Principal place of business of subsidiary	Oberhaching
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €		26,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Salutas Pharma GmbH, Barleben [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Salutas Pharma GmbH
Principal place of business of subsidiary	Barleben
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €		42,100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | HEXAL AG, Holzkirchen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	HEXAL AG
Principal place of business of subsidiary	Holzkirchen
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €		93,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Aeropharm GmbH, Rudolstadt [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aeropharm GmbH
Principal place of business of subsidiary	Rudolstadt
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €		26,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Deutschland GmbH, Nuremberg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Deutschland GmbH
Principal place of business of subsidiary	Nuremberg
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €		155,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Business Services GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Business Services GmbH
Principal place of business of subsidiary	Wehr
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €		25,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Hellas) S.A.C.I.
Principal place of business of subsidiary	Metamorphosis / Athens
Country of incorporation of subsidiary	Greece
Share/paid-in capital | €		233,900,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Hungary Healthcare Limited Liability Company, Budapest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Hungary Healthcare Limited Liability Company
Principal place of business of subsidiary	Budapest
Country of incorporation of subsidiary	Hungary
Share/paid-in capital | Ft																		Ft 545.6
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Hungary Limited Liability Company, Budapest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Hungary Limited Liability Company
Principal place of business of subsidiary	Budapest
Country of incorporation of subsidiary	Hungary
Share/paid-in capital | Ft																		Ft 883.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis India Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis India Limited
Principal place of business of subsidiary	Mumbai
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																			₨ 123.5
Proportion of ownership interest in subsidiary	70.68%
Proportion of voting rights held in subsidiary	70.68%
Subsidiaries [member] | Novartis Healthcare Private Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare Private Limited
Principal place of business of subsidiary	Mumbai
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																			60.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Private Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Private Limited
Principal place of business of subsidiary	Mumbai
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																			₨ 32.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | PT. Novartis Indonesia, Jakarta [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	PT. Novartis Indonesia
Principal place of business of subsidiary	Jakarta
Country of incorporation of subsidiary	Indonesia
Share/paid-in capital | Rp																				Rp 7.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Ireland Limited, Dublin [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Ireland Limited
Principal place of business of subsidiary	Dublin
Country of incorporation of subsidiary	Ireland
Share/paid-in capital | €		25,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Integrated Services Limited, Ringaskiddy, County Cork [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Integrated Services Limited
Principal place of business of subsidiary	Cork City
Country of incorporation of subsidiary	Ireland
Share/paid-in capital | €		100
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Ringaskiddy Limited, Ringaskiddy, County Cork [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Ringaskiddy Limited
Principal place of business of subsidiary	Ringaskiddy, County Cork
Country of incorporation of subsidiary	Ireland
Share/paid-in capital | €		2,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Gene Therapies EU Limited, Dublin [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Gene Therapies EU Limited
Principal place of business of subsidiary	Dublin
Country of incorporation of subsidiary	Ireland
Share/paid-in capital | €		100
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Israel Ltd., Tel Aviv [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Israel Ltd.
Principal place of business of subsidiary	Tel Aviv
Country of incorporation of subsidiary	Israel
Share/paid-in capital | ₪																					₪ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farma S.p.A., Origgio [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farma S.p.A.
Principal place of business of subsidiary	Origgio
Country of incorporation of subsidiary	Italy
Share/paid-in capital | €		18,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications (Italy) S.r.l., Pozzilli [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications (Italy) S.r.l.
Principal place of business of subsidiary	Pozzilli
Country of incorporation of subsidiary	Italy
Share/paid-in capital | €		119,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Sandoz S.p.A., Origgio [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz S.p.A.
Principal place of business of subsidiary	Origgio
Country of incorporation of subsidiary	Italy
Share/paid-in capital | €		1,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma K.K.
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				¥ 100.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Ciba-Geigy Japan Limited, Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Ciba-Geigy Japan Limited
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				100.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz K.K.
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				100.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Aspen Japan K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Pharma K.K.
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				¥ 100.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Baltics SIA, Riga [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Baltics SIA
Principal place of business of subsidiary	Riga
Country of incorporation of subsidiary	Latvia
Share/paid-in capital | €		3,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Investments S.a r.l., Luxembourg City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Investments S.à r.l.
Principal place of business of subsidiary	Luxembourg City
Country of incorporation of subsidiary	Luxembourg
Share/paid-in capital	$ 100,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finance S.A., Luxembourg City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finance S.A.
Principal place of business of subsidiary	Luxembourg City
Country of incorporation of subsidiary	Luxembourg
Share/paid-in capital	$ 100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Corporation (Malaysia) Sdn. Bhd., Kuala Lumpur [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Corporation (Malaysia) Sdn. Bhd.
Principal place of business of subsidiary	Petaling Jaya
Country of incorporation of subsidiary	Malaysia
Share/paid-in capital | RM																						RM 3.3
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farmaceutica, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farmacéutica, S.A. de C.V.
Principal place of business of subsidiary	Mexico City
Country of incorporation of subsidiary	Mexico
Share/paid-in capital																							$ 205.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz, S.A. de C.V.
Principal place of business of subsidiary	Mexico City
Country of incorporation of subsidiary	Mexico
Share/paid-in capital																							$ 468.2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Maroc SA, Casablanca [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Maroc SA
Principal place of business of subsidiary	Casablanca
Country of incorporation of subsidiary	Morocco
Share/paid-in capital | د.م.																								د.م. 80.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Netherlands B.V., Amsterdam [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Netherlands B.V.
Principal place of business of subsidiary	Amsterdam
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital | €		1,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma B.V., Amsterdam [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma B.V.
Principal place of business of subsidiary	Amsterdam
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital | €		4,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | IDB Holland BV, Baarle-Nassau [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	IDB Holland BV
Principal place of business of subsidiary	Baarle-Nassau
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital | €		18,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Sandoz B.V., Almere [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz B.V.
Principal place of business of subsidiary	Almere
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital | €		907,560
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis New Zealand Ltd, Auckland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis New Zealand Ltd
Principal place of business of subsidiary	Auckland
Country of incorporation of subsidiary	New Zealand
Share/paid-in capital																									$ 820,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Norge AS, Oslo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Norge AS
Principal place of business of subsidiary	Oslo
Country of incorporation of subsidiary	Norway
Share/paid-in capital | kr																										kr 1.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma (Pakistan) Limited, Karachi [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma (Pakistan) Limited
Principal place of business of subsidiary	Karachi
Country of incorporation of subsidiary	Pakistan
Share/paid-in capital | ₨																											₨ 6.7
Proportion of ownership interest in subsidiary	99.99%
Proportion of voting rights held in subsidiary	99.99%
Subsidiaries [member] | Novartis Pharma (Logistics), Inc., Panama City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma (Logistics), Inc.
Principal place of business of subsidiary	Panama City
Country of incorporation of subsidiary	Panama
Share/paid-in capital	$ 10,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Biosciences Peru S.A., Lima [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Biosciences Perú S.A.
Principal place of business of subsidiary	Lima
Country of incorporation of subsidiary	Peru
Share/paid-in capital | S/																												S/ 1.4
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Healthcare Philippines, Inc., Makati City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare Philippines, Inc.
Principal place of business of subsidiary	Makati City
Country of incorporation of subsidiary	Philippines
Share/paid-in capital | ₱																													₱ 298.8
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Philippines Corporation, Makati City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Philippines Corporation
Principal place of business of subsidiary	Makati City
Country of incorporation of subsidiary	Philippines
Share/paid-in capital | ₱																													₱ 30.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Poland Sp. z o.o., Warsaw [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Poland Sp. z o.o.
Principal place of business of subsidiary	Warsaw
Country of incorporation of subsidiary	Poland
Share/paid-in capital | zł																														zł 44.2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Polska Sp. z o.o., Warsaw [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Polska Sp. z o.o.
Principal place of business of subsidiary	Warsaw
Country of incorporation of subsidiary	Poland
Share/paid-in capital | zł																														25.6
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Lek S.A., Strykow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Lek S.A.
Principal place of business of subsidiary	Strykow
Country of incorporation of subsidiary	Poland
Share/paid-in capital | zł																														zł 11.4
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Portugal SGPS Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Portugal, S.G.P.S., Lda.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital | €		500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farma - Produtos Farmaceuticos S.A., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farma - Produtos Farmacêuticos, S.A.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital | €		2,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Farmaceutica Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Farmacêutica, Lda.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital | €		499,900
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Services Romania S.R.L., Bucharest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Services Romania S.R.L.
Principal place of business of subsidiary	Bucharest
Country of incorporation of subsidiary	Romania
Share/paid-in capital |																															3.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz S.R.L., Targu-Mures [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz S.R.L.
Principal place of business of subsidiary	Targu-Mures
Country of incorporation of subsidiary	Romania
Share/paid-in capital |																															105.2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma LLC, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma LLC
Principal place of business of subsidiary	Moscow
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | ₽																																₽ 20.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Neva LLC, St. Petersburg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Neva LLC
Principal place of business of subsidiary	St. Petersburg
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | ₽																																500.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | ZAO Sandoz, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	JSC Sandoz
Principal place of business of subsidiary	Moscow
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | ₽																																₽ 57.4
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Saudi Ltd., Riyadh [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Saudi Ltd.
Principal place of business of subsidiary	Riyadh
Country of incorporation of subsidiary	Saudi Arabia
Share/paid-in capital | ر.س																																	ر.س 30.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Singapore) Pte Ltd., Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Singapore) Pte Ltd.
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital																																		$ 100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Singapore Pharmaceutical Manufacturing Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Singapore Pharmaceutical Manufacturing Pte Ltd
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital																																		45,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Asia Pacific Pharmaceuticals Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Asia Pacific Pharmaceuticals Pte Ltd
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital																																		$ 39,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Slovakia s.r.o., Bratislava [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Slovakia s.r.o.
Principal place of business of subsidiary	Bratislava
Country of incorporation of subsidiary	Slovakia
Share/paid-in capital | €		2,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Lek Pharmaceuticals d.d., Ljubjana [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Lek Pharmaceuticals d.d.
Principal place of business of subsidiary	Ljubljana
Country of incorporation of subsidiary	Slovenia
Share/paid-in capital | €		48,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Pharmaceuticals d.d., Ljubjana [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Pharmaceuticals d.d.
Principal place of business of subsidiary	Ljubljana
Country of incorporation of subsidiary	Slovenia
Share/paid-in capital | €		1,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis South Africa (Pty) Ltd, Midrand [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis South Africa (Pty) Ltd
Principal place of business of subsidiary	Midrand
Country of incorporation of subsidiary	South Africa
Share/paid-in capital | R																																			R 86.3
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz South Africa (Pty) Ltd, Kempton Park [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz South Africa (Pty) Ltd
Principal place of business of subsidiary	Kempton Park
Country of incorporation of subsidiary	South Africa
Share/paid-in capital | R																																			R 3.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Korea Ltd., Seoul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Korea Ltd.
Principal place of business of subsidiary	Seoul
Country of incorporation of subsidiary	South Korea
Share/paid-in capital | ₩																																				₩ 24.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farmaceutica, S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farmacéutica, S.A.
Principal place of business of subsidiary	Barcelona
Country of incorporation of subsidiary	Spain
Share/paid-in capital | €		63,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications Iberica, S.L.U., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications Iberica, S.L.U.
Principal place of business of subsidiary	Esplugues de Llobregat
Country of incorporation of subsidiary	Spain
Share/paid-in capital | €		22,600,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Sandoz Farmaceutica S.A., Madrid [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Farmacéutica S.A.
Principal place of business of subsidiary	Madrid
Country of incorporation of subsidiary	Spain
Share/paid-in capital | €		270,450
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Industrial Products S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Industrial Products S.A.
Principal place of business of subsidiary	Les Franqueses del Vallés / Barcelona
Country of incorporation of subsidiary	Spain
Share/paid-in capital | €		9,300,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Abadia Retuerta S.A., Sardon de Duero/Valladolid [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Abadia Retuerta S.A.
Principal place of business of subsidiary	Sardón de Duero / Valladolid
Country of incorporation of subsidiary	Spain
Share/paid-in capital | €		€ 6,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Sverige AB, Stockholm [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Sverige AB
Principal place of business of subsidiary	Stockholm
Country of incorporation of subsidiary	Sweden
Share/paid-in capital | kr																																					kr 5.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Overseas Investments AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Overseas Investments AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			1,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Japat AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Japat AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			50,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis International AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis International AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			10,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Holding AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Holding AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			100,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis International Pharmaceutical Investment AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis International Pharmaceutical Investment AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Ophthalmics AG, Fribourg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Ophthalmics AG
Principal place of business of subsidiary	Fribourg
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Bioventures AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Bioventures AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Forschungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Forschungsstiftung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Stiftung fuer Kaderausbildung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Stiftung für Kaderausbildung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Mitarbeiterbeteiligungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis-Mitarbeiterbeteiligungsstiftung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Stiftung fuer Mensch und Umwelt, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Stiftung für Mensch und Umwelt
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Stiftung der Novartis AG fuer Erziehung, Ausbildung und Bildung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Stiftung der Novartis AG für Erziehung, Ausbildung und Bildung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			350,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Services AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Services AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			20,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Schweizerhalle AG, Muttenz [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Schweizerhalle AG
Principal place of business of subsidiary	Muttenz
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			18,900,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Stein AG, Stein [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Stein AG
Principal place of business of subsidiary	Stein
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			251,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Schweiz AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Schweiz AG
Principal place of business of subsidiary	Risch
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			5,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Cellerys AG, Zurich [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cellerys AG
Principal place of business of subsidiary	Zûrich
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			129,630
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Subsidiaries [member] | Arctos Medical AG, Bern [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Arctos Medical AG
Principal place of business of subsidiary	Bern
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			360,020
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications International SA, Geneve [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications International SA
Principal place of business of subsidiary	Geneva
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			9,300,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Sandoz AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			5,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Pharmaceuticals AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Pharmaceuticals AG
Principal place of business of subsidiary	Risch
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			SFr 100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Taiwan) Co., Ltd., Taipei [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Taiwan) Co., Ltd.
Principal place of business of subsidiary	Taipei
Country of incorporation of subsidiary	Taiwan
Share/paid-in capital																																						$ 170.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Thailand) Limited, Bangkok [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Thailand) Limited
Principal place of business of subsidiary	Bangkok
Country of incorporation of subsidiary	Thailand
Share/paid-in capital | ฿																																							฿ 302.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Saglik, Gida ve Tarim Urunleri Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Saglik, Gida ve Tarim Ürünleri Sanayi ve Ticaret A.S.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | ₺																																								₺ 98.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Farmanova Saglik Hizmetleri Ltd. Sti., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Farmanova Saglik Hizmetleri Ltd. Sti.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | ₺																																								6.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Ilac Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Ilaç Sanayi ve Ticaret A.S.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | ₺																																								265.0
Proportion of ownership interest in subsidiary	99.99%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Grup Saglik Urunleri Ilaclari Sanayi ve Ticaret A.S., Gebze - Kocaeli [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Grup Saglik Ürünleri Ilaçlari Sanayi ve Ticaret A.S.
Principal place of business of subsidiary	Gebze - Kocaeli
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | ₺																																								₺ 50.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Ukraine LLC, Kyiv [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Ukraine LLC
Principal place of business of subsidiary	Kyiv
Country of incorporation of subsidiary	Ukraine
Share/paid-in capital | ₴																																									₴ 8.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Middle East FZE, Dubai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Middle East FZE
Principal place of business of subsidiary	Dubai
Country of incorporation of subsidiary	United Arab Emirates
Share/paid-in capital | د.إ																																										د.إ 7.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis UK Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis UK Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																											£ 25,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals UK Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals UK Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																											5,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Grimsby Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Grimsby Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																											250,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications (UK & Ireland), London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications (UK & Ireland)
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																											100
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Neutec Pharma Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Neutec Pharma Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																											7,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Ziarco Group Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Ziarco Group Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																											3,904
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Limited
Principal place of business of subsidiary	Frimley / Camberley
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																											2,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Coalesce Product Development Limited, Cambridge, Cambs [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Coalesce Product Development Limited
Principal place of business of subsidiary	Cambridge, Cambs
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																											£ 6,000,000.0
Proportion of ownership interest in subsidiary	40.00%
Proportion of voting rights held in subsidiary	40.00%
Subsidiaries [member] | Novartis Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 72,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finance Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finance Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Capital Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Capital Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Services, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Services, Inc.
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis US Foundation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis US Foundation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 650
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications USA, Inc., Millburn, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications USA, Inc.
Principal place of business of subsidiary	Millburn, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Novartis Institutes for BioMedical Research, Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Institutes for BioMedical Research, Inc.
Principal place of business of subsidiary	Cambridge, MA
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Kedalion Therapeutics, Inc., Menlo Park, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Kedalion Therapeutics, Inc.
Principal place of business of subsidiary	Menlo Park, CA
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 26,100,000
Proportion of ownership interest in subsidiary	23.40%
Proportion of voting rights held in subsidiary	23.40%
Subsidiaries [member] | Cadent Therapeutics, Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cadent Therapeutics
Principal place of business of subsidiary	Cambridge, MA
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 0.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | CoStim Pharmaceuticals Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CoStim Pharmaceuticals Inc.
Principal place of business of subsidiary	Cambridge, MA
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Endocyte, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Endocyte, Inc.
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Navigate BioPharma Services, Inc., Carlsbad, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Navigate BioPharma Services, Inc.
Principal place of business of subsidiary	Carlsbad, CA
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | AveXis, Inc., Bannockburn, IL [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Gene Therapies, Inc.
Principal place of business of subsidiary	Bannockburn, IL
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Technology LLC, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Technology LLC
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Subsidiaries [member] | Novartis Optogenetics Research, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Optogenetics Research, Inc.
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | The Medicines Company, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	The Medicines Company
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Inc., Princeton, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Inc.
Principal place of business of subsidiary	Princeton, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 25,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Amblyotech Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Amblyotech Inc.
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 50
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Oriel Therapeutics, Inc., Durham, NC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Oriel Therapeutics, Inc.
Principal place of business of subsidiary	Durham, NC
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 50,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Fougera Pharmaceuticals Inc., Melville, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Fougera Pharmaceuticals Inc.
Principal place of business of subsidiary	Melville, NY
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Eon Labs, Inc., Princeton, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Eon Labs, Inc.
Principal place of business of subsidiary	Princeton, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Vaccines and Diagnostics, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Vaccines and Diagnostics, Inc.
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital	$ 3
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis de Venezuela, S.A., Caracas [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis de Venezuela, S.A.
Principal place of business of subsidiary	Caracas
Country of incorporation of subsidiary	Venezuela
Share/paid-in capital |																																												0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Vietnam Company Limited, Ho Chi Minh City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Vietnam Company Limited
Principal place of business of subsidiary	Ho Chi Minh City
Country of incorporation of subsidiary	Vietnam
Share/paid-in capital | ₫																																													₫ 70
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%